Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis	The cost and market value of the Perk shares at June 30, 2016 were as follows:

	June 30, 2016
	Cost	Market
Current:
Perk shares	$2,708	$2,495
Total	$2,708	$2,495

Reconciliation of Items Measured at Fair Value
The following table presents a reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)

Balance at July 1, 2016	$648
Unrealized losses for the period included in other income (expense), net	(503)
Sale of Perk warrants	(145)
Balance at September 30, 2016	$—

As noted above, on September 30, 2016, the Company sold to Perk the remaining shares of Perk common stock, the warrants for additional shares, and the right to the Earn-Out Shares received from Perk on the sale of the Viggle rewards business on February 8, 2016. The Company received $1,300 from Perk as consideration therefor. In connection with the sale of the Perk shares, the warrants for additional shares and the right to the Earn-Out Shares, the Company recorded a loss of $2,193 in the Other Expense line item of the Consolidated Statements of Operations for the three months ended September 30, 2016.

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)

Balance at July 1, 2016	$10
Additions to Level 3	—
Balance at September 30, 2016	$10

The following table presents a reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)
Balance at July 1, 2015	$—
Perk warrants	1,023
Unrealized losses for the period including in other income (expense), net	(375)
Balance at June 30, 2016	$648

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using unobservable inputs: (level 3):

(in thousands)
Balance at July 1, 2015	$10
Additions to Level 3	—
Balance at June 30, 2016	$10